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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07324
                                   ---------------------------------------------

                         Gardner Lewis Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  285 Wilmington-West Chester Pike     Chadds Ford, Pennsylvania     19317
--------------------------------------------------------------------------------
             (Address of principal executive offices)              (Zip code)

                              CT Corporation System

      155 Federal Street, Suite 700           Boston, Massachusetts 02110
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

                                 With a copy to:

                              Tina H. Bloom, Esq.
                          Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

                              John H. Lively, Esq.
                           Husch Blackwell Sanders LLP
                          4801 Main Street, Suite 1000
                           Kansas City, Missouri 64112

Registrant's telephone number, including area code:  (513) 587-3400
                                                    ----------------------------

Date of fiscal year end:        October 31, 2009
                           --------------------------

Date of reporting period:       April 30, 2009
                           --------------------------

ITEM 1.     REPORTS TO STOCKHOLDERS.

================================================================================


                         THE CHESAPEAKE CORE GROWTH FUND


                               SEMI-ANNUAL REPORT
                                 April 30, 2009
                                   (Unaudited)


             INVESTMENT ADVISOR                         ADMINISTRATOR
             ------------------                         -------------
    Gardner Lewis Asset Management, L.P.         Ultimus Fund Solutions, LLC
      285 Wilmington-West Chester Pike                 P.O. Box 46707
       Chadds Ford, Pennsylvania 19317           Cincinnati, Ohio 45246-0707
                                                       1-800-430-3863


================================================================================

THE CHESAPEAKE CORE GROWTH FUND
================================================================================

--------------------------------------------------------------------------------
         THE CHESAPEAKE CORE GROWTH FUND VS S&P 500(R) TOTAL RETURN INDEX
                             SECTOR DIVERSIFICATION
                           APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                              [BAR CHART OMITTED]

                                                  (% OF NET ASSETS)

                                       The Chesapeake Core    S&P 500(R)
                                           Growth Fund     Total Return Index
                                         ------------------------------------
   Consumer Discretionary                       9.6%              9.5%
   Consumer Staples                             8.1%             12.0%
   Energy                                       6.6%             12.5%
   Financials                                  15.0%             12.2%
   Health Care                                 19.0%             13.8%
   Industrials                                  8.4%             10.4%
   Information Technology                      28.8%             18.4%
   Materials                                    1.0%              3.4%
   Telecommunication Services                   1.5%              3.7%
   Utilities                                    0.0%              4.0%
   Cash Equivalents                             2.0%              0.0%
--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS
                           APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                % of
       Security Description                                  Net Assets
       ----------------------------------------------------------------
       Humana, Inc.                                             3.5%
       Goldman Sachs Group, Inc. (The)                          3.5%
       Bank of America Corp.                                    3.4%
       Gilead Sciences, Inc.                                    3.2%
       MasterCard, Inc. - Class A                               3.2%
       Apple, Inc.                                              2.9%
       CVS Caremark Corp.                                       2.8%
       Liberty Media Corp. - Entertainment - Series A           2.7%
       QUALCOMM, Inc.                                           2.6%
       Teva Pharmaceutical Industries Ltd.                      2.6%

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 98.0%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.6%
   MEDIA -- 4.5%
      Comcast Corp. - Class A ......................     409,106   $  6,005,676
      Liberty Media Corp. - Entertainment - Series A*    349,482      8,509,887
                                                                   ------------
                                                                     14,515,563
                                                                   ------------
   SPECIALTY RETAIL -- 5.1%
      Best Buy Co., Inc. ...........................     139,490      5,353,626
      TJX Cos., Inc. (The) .........................     253,330      7,085,640
      Urban Outfitters, Inc. * .....................     191,435      3,731,068
                                                                   ------------
                                                                     16,170,334
                                                                   ------------
CONSUMER STAPLES -- 8.1%
   BEVERAGES -- 1.8%
      Coca-Cola Co. (The) ..........................     135,475      5,832,199
                                                                   ------------

   FOOD & STAPLES RETAILING -- 2.8%
      CVS Caremark Corp. ...........................     283,945      9,023,772
                                                                   ------------

   FOOD PRODUCTS -- 3.5%
      Dean Foods Co. * .............................     329,005      6,810,404
      General Mills, Inc. ..........................      85,760      4,347,174
                                                                   ------------
                                                                     11,157,578
                                                                   ------------
ENERGY -- 6.6%
   ENERGY EQUIPMENT & SERVICES -- 1.7%
      Transocean Ltd. * ............................      78,680      5,309,326
                                                                   ------------

   OIL, GAS & CONSUMABLE FUELS -- 4.9%
      Anadarko Petroleum Corp. .....................     141,825      6,106,985
      Chevron Corp. ................................      74,610      4,931,721
      Marathon Oil Corp. ...........................     158,100      4,695,570
                                                                   ------------
                                                                     15,734,276
                                                                   ------------
FINANCIALS -- 15.0%
   CAPITAL MARKETS -- 3.5%
      Goldman Sachs Group, Inc. (The) ..............      85,571     10,995,873
                                                                   ------------

   COMMERCIAL BANKS -- 1.1%
      Wells Fargo & Co. ............................     180,400      3,609,804
                                                                   ------------

   DIVERSIFIED FINANCIAL SERVICES -- 6.9%
      Bank of America Corp. ........................   1,222,823     10,919,809
      CME Group, Inc. ..............................      30,490      6,748,962
      JPMorgan Chase & Co. .........................     137,095      4,524,135
                                                                   ------------
                                                                     22,192,906
                                                                   ------------
   INSURANCE -- 3.5%
      Aon Corp. ....................................     153,420      6,474,324
      MetLife, Inc. ................................     162,205      4,825,599
                                                                   ------------
                                                                     11,299,923
                                                                   ------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 19.0%
   BIOTECHNOLOGY -- 4.8%
      Celgene Corp. * ..............................     122,300   $  5,224,656
      Gilead Sciences, Inc. * ......................     225,250     10,316,450
                                                                   ------------
                                                                     15,541,106
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 3.8%
      Baxter International, Inc. ...................     125,030      6,063,955
      Boston Scientific Corp. * ....................     722,605      6,077,108
                                                                   ------------
                                                                     12,141,063
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES -- 7.8%
      Express Scripts, Inc. * ......................     113,851      7,283,049
      Humana, Inc. * ...............................     387,950     11,165,201
      McKesson Corp. ...............................     174,320      6,449,840
                                                                   ------------
                                                                     24,898,090
                                                                   ------------
   PHARMACEUTICALS -- 2.6%
      Teva Pharmaceutical Industries Ltd. - ADR ....     187,490      8,228,936
                                                                   ------------

INDUSTRIALS -- 8.4%
   AEROSPACE & DEFENSE -- 1.9%
      Precision Castparts Corp. ....................      81,505      6,101,464
                                                                   ------------

   AIR FREIGHT & LOGISTICS -- 2.2%
      FedEx Corp. ..................................     126,980      7,105,801
                                                                   ------------

   CONSTRUCTION & ENGINEERING -- 2.8%
      Fluor Corp. ..................................     149,225      5,651,151
      URS Corp. * ..................................      74,610      3,287,316
                                                                   ------------
                                                                      8,938,467
                                                                   ------------
   INDUSTRIAL CONGLOMERATES -- 1.5%
      McDermott International, Inc. * ..............     302,735      4,886,143
                                                                   ------------

INFORMATION TECHNOLOGY -- 28.8%
   COMMUNICATIONS EQUIPMENT -- 5.6%
      Corning, Inc. ................................     399,964      5,847,474
      QUALCOMM, Inc. ...............................     199,704      8,451,473
      Research In Motion Ltd. * ....................      50,807      3,531,086
                                                                   ------------
                                                                     17,830,033
                                                                   ------------
   COMPUTERS & PERIPHERALS -- 6.8%
      Apple, Inc. * ................................      72,950      9,179,299
      Hewlett-Packard Co. ..........................     179,890      6,472,442
      International Business Machines Corp. ........      60,190      6,212,210
                                                                   ------------
                                                                     21,863,951
                                                                   ------------
   INTERNET SOFTWARE & SERVICES -- 1.5%
      Google, Inc. - Class A * .....................      12,188      4,826,082
                                                                   ------------

   IT SERVICES -- 3.2%
      MasterCard, Inc. - Class A ...................      55,987     10,270,815
                                                                   ------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 28.8% (CONTINUED)
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.0%
      Applied Materials, Inc. ......................     273,800   $  3,343,098
      Intel Corp. ..................................     352,710      5,565,764
      Lam Research Corp. * .........................     159,300      4,441,284
      MEMC Electronic Materials, Inc. * ............     350,435      5,677,047
                                                                   ------------
                                                                     19,027,193
                                                                   ------------
   SOFTWARE -- 5.7%
      Activision Blizzard, Inc. * ..................     683,395      7,360,164
      Oracle Corp. .................................     361,505      6,991,507
      salesforce.com, inc. * .......................      90,805      3,887,362
                                                                   ------------
                                                                     18,239,033
                                                                   ------------
MATERIALS -- 1.0%
   METALS & MINING -- 1.0%
      Freeport-McMoran Copper & Gold, Inc. .........      72,800      3,104,920
                                                                   ------------

TELECOMMUNICATION SERVICES -- 1.5%
   WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
      Crown Castle International Corp. * ...........     196,270      4,812,541
                                                                   ------------

TOTAL COMMON STOCKS (Cost $414,674,203) ............               $313,657,192
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 1.8%                                SHARES       VALUE
--------------------------------------------------------------------------------
Evergreen Institutional Money Market Fund -
   Institutional Class, 0.57% (a)
      (Cost $5,622,620) ............................   5,622,620   $  5,622,620
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 99.8%
   (Cost $420,296,823) .............................               $319,279,812

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ......                    655,566
                                                                   ------------

TOTAL NET ASSETS -- 100.0% .........................               $319,935,378
                                                                   ============

ADR - American Depositary Receipt.

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2009.

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2009 (UNAUDITED)
========================================================================================
ASSETS
Investments in securities:
   At acquisition cost ................................................   $  420,296,823
                                                                          ==============
   At value (Note 1) ..................................................   $  319,279,812
Dividends and interest receivable .....................................          232,630
Receivable for investment securities sold .............................        3,540,786
Receivable for capital shares sold ....................................          227,891
Other assets ..........................................................           33,527
                                                                          --------------
   TOTAL ASSETS .......................................................      323,314,646
                                                                          --------------

LIABILITIES
Payable for investment securities purchased ...........................        2,669,566
Payable for capital shares redeemed ...................................          388,723
Payable to Advisor (Note 4) ...........................................          247,501
Accrued compliance fees (Note 3) ......................................            4,340
Payable to Administrator (Note 4) .....................................           31,770
Accrued Trustees' fees (Note 3) .......................................            2,222
Other accrued expenses and liabilities ................................           35,146
                                                                          --------------
   TOTAL LIABILITIES ..................................................        3,379,268
                                                                          --------------

NET ASSETS ............................................................   $  319,935,378
                                                                          ==============

NET ASSETS CONSIST OF:
Paid-in capital .......................................................   $  597,797,524
Accumulated net investment income .....................................          456,903
Accumulated net realized losses from security transactions ............     (177,302,038)
Net unrealized depreciation on investments ............................     (101,017,011)
                                                                          --------------
NET ASSETS ............................................................   $  319,935,378
                                                                          ==============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .........................       29,842,613
                                                                          ==============

Net asset value, offering price and redemption price per share (Note 1)   $        10.72
                                                                          ==============

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
==========================================================================================
INVESTMENT INCOME
   Dividends ............................................................   $    2,244,912
   Foreign withholding taxes on dividends ...............................          (11,049)
   Interest .............................................................              530
   Securities lending income (Note 1) ...................................          350,113
                                                                            --------------
      TOTAL INCOME ......................................................        2,584,506
                                                                            --------------

EXPENSES
   Investment advisory fees (Note 4) ....................................        1,686,035
   Distribution and service plan fees (Note 4) ..........................          421,951
   Litigation settlement (Note 7) .......................................          230,976
   Administration fees (Note 4) .........................................          125,938
   Custodian and bank service fees ......................................           97,181
   Professional fees ....................................................           47,970
   Postage and supplies .................................................           45,474
   Transfer agent fees (Note 4) .........................................           39,107
   Shareholder account maintenance fees .................................           37,980
   Fund accounting fees (Note 4) ........................................           31,752
   Compliance service fees (Note 3) .....................................           26,030
   Registration fees ....................................................           25,242
   Reports to shareholders ..............................................           15,012
   Trustees' fees (Note 3) ..............................................            7,500
   Insurance expense ....................................................            6,243
   Other expenses .......................................................           47,647
                                                                            --------------
      TOTAL EXPENSES ....................................................        2,892,038
   Fees waived by the Advisor (Note 4) ..................................         (534,033)
   Refund of investment advisory fees previously
     earned by the Advisor (Note 4) .....................................         (142,417)
   Fees paid indirectly through a directed brokerage arrangement (Note 5)          (87,985)
                                                                            --------------
      NET EXPENSES ......................................................        2,127,603
                                                                            --------------

NET INVESTMENT INCOME ...................................................          456,903
                                                                            --------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions .......................     (161,905,577)
   Net change in unrealized appreciation/depreciation on investments. ...      108,311,731
                                                                            --------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .......................      (53,593,846)
                                                                            --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ..............................   $  (53,136,943)
                                                                            ==============

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                               SIX MONTHS           YEAR
                                                                  ENDED            ENDED
                                                             APRIL 30, 2009      OCTOBER 31,
                                                               (UNAUDITED)          2008
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) ..........................   $      456,903    $   (2,258,939)
   Net realized losses from security transactions ........     (161,905,577)      (13,811,050)
   Net change in unrealized appreciation/depreciation
      on investments .....................................      108,311,731      (441,302,852)
                                                             --------------    --------------
Net decrease in net assets from operations ...............      (53,136,943)     (457,372,841)
                                                             --------------    --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments ................               --       (39,017,537)
                                                             --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............................       72,255,856       267,936,775
   Reinvestment of distributions to shareholders .........               --        31,948,763
   Payments for shares redeemed ..........................     (201,443,600)     (376,739,488)
                                                             --------------    --------------
Net decrease in net assets from capital share transactions     (129,187,744)      (76,853,950)
                                                             --------------    --------------

TOTAL DECREASE IN NET ASSETS .............................     (182,324,867)     (573,244,328)

NET ASSETS
   Beginning of period ...................................      502,260,065     1,075,504,393
                                                             --------------    --------------
   End of period .........................................   $  319,935,378    $  502,260,065
                                                             ==============    ==============

ACCUMULATED NET INVESTMENT INCOME ........................   $      456,903    $           --
                                                             ==============    ==============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ...........................................        7,625,705        14,726,116
   Shares issued in reinvestment of
      distributions to shareholders ......................               --         1,595,046
   Shares redeemed .......................................      (21,160,558)      (22,523,653)
                                                             --------------    --------------
   Net decrease in shares outstanding ....................      (13,534,853)       (6,202,491)
   Shares outstanding, beginning of period ...............       43,377,466        49,579,957
                                                             --------------    --------------
   Shares outstanding, end of period .....................       29,842,613        43,377,466
                                                             ==============    ==============

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
-----------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                              YEARS ENDED OCTOBER 31,
                                            APRIL 30, 2009   ----------------------------------------------------------------------
                                              (UNAUDITED)       2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..     $    11.58     $    21.69     $    17.66     $    16.88     $    15.41     $    14.78
                                              ----------     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
   Net investment income (loss) .........           0.02          (0.05)         (0.09)         (0.07)         (0.07)         (0.06)
   Net realized and unrealized
      gains (losses) on investments .....          (0.88)         (9.25)          4.20           1.11           1.54           0.69
                                              ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations ........          (0.86)         (9.30)          4.11           1.04           1.47           0.63
                                              ----------     ----------     ----------     ----------     ----------     ----------

Less distributions:
   From net realized gains
      on investments ....................             --          (0.81)         (0.08)         (0.26)            --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ........     $    10.72     $    11.58     $    21.69     $    17.66     $    16.88     $    15.41
                                              ==========     ==========     ==========     ==========     ==========     ==========

Total return (a) ........................         (7.43%)(c)    (44.45%)        23.38%          6.17%          9.54%          4.26%
                                              ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) .....     $  319,935     $  502,260     $1,075,504     $  792,284     $  628,049     $  293,982
                                              ==========     ==========     ==========     ==========     ==========     ==========

Ratio of gross expenses to
   average net assets (b) ...............          1.72%(d)       1.42%          1.39%          1.42%          1.45%          1.49%

Ratio of net expenses to
   average net assets ...................          1.26%(d)       1.39%          1.34%          1.35%          1.35%          1.33%

Ratio of net investment income (loss)
   to average net assets ................          0.27%(d)      (0.25%)        (0.46%)        (0.42%)        (0.51%)        (0.56%)

Portfolio turnover rate .................            33%(c)         69%            70%            83%            90%            60%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Ratios were determined based on expenses prior to any reductions for waivers of advisory fees or distribution and service fees or prior advisory fees recouped or refunded by the Advisor and/or expense reimbursements through a directed brokerage arrangement (Notes 4 and 5).

(c)   Not annualized

(d)   Annualized.

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Chesapeake Core Growth Fund (the "Fund") is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

The investment objective of the Fund is to seek capital appreciation by investing primarily in equity securities of the largest 1,000 companies, based on market capitalization, domiciled in the United States.

SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Trust's Board of Trustees (the "Board"). Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time;
(ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o     Level 2 - other significant observable inputs

o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

--------------------------------------------------------------------------------
Level 1 - Quoted prices .........................................   $319,279,812
Level 2 - Other significant observable inputs ...................             --
Level 3 - Significant unobservable inputs .......................             --
                                                                    ------------
Total ...........................................................   $319,279,812
                                                                    ============
--------------------------------------------------------------------------------

SHARE VALUATION - The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of the Fund is calculated by dividing the total value of the Fund's assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

COMMON EXPENSES - Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Board.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. There were no distributions paid during the six months ended April 30, 2009. The tax character of distributions paid during the year ended October 31, 2008 was as follows:

--------------------------------------------------------------------------------
                                        ORDINARY     LONG-TERM         TOTAL
YEAR ENDED                               INCOME    CAPITAL GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------
October 31, 2008.....................  $ 202,891    $ 38,814,646    $ 39,017,537
--------------------------------------------------------------------------------

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2009:

--------------------------------------------------------------------------------
Cost of portfolio investments ...............................    $  435,412,425
                                                                 ==============
Gross unrealized appreciation ...............................    $    9,118,444
Gross unrealized depreciation ...............................      (125,251,057)
                                                                 --------------
Net unrealized depreciation .................................    $ (116,132,613)
Accumulated ordinary income .................................           456,903
Capital loss carryforwards ..................................       (11,439,772)
Other losses ................................................      (150,746,664)
                                                                 --------------
Accumulated deficit .........................................    $ (277,862,146)
                                                                 ==============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are due to the tax deferral of losses on wash sales.

As of October 31, 2008, the Fund had capital loss carryforwards for federal income tax purposes of $11,439,772, which expire October 31, 2016. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. As required by FIN 48,

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

management has analyzed the Fund's tax positions taken on Federal income tax returns for all open tax years (October 31, 2005 through October 31, 2008) and has concluded that no provision for income tax is required in these financial statements.

LENDING OF PORTFOLIO SECURITIES - In order to generate additional income, the Fund may lend portfolio securities in an amount up to 25% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities, which are determined by the Fund's advisor to be creditworthy under guidelines established by the Board. Securities loaned are secured by collateral whose fair value must always exceed the market value of the securities loaned plus accrued interest. The Fund receives compensation in the form of interest on the securities or cash received as collateral for lending securities. The Fund also continues to receive interest or dividends on the securities loaned. Unrealized gain or loss in the fair value of the securities loaned that may occur during the term of the loan is reflected in the net asset value of the Fund. The Fund has the right under the security lending agreement to recover the securities from the borrower on demand. The Fund may experience a loss if the borrower defaults on the loan. During the six months ended April 30, 2009, the Fund earned $350,113 from securities lending. As of April 30, 2009, the Fund had no securities on loan.

2.    INVESTMENT TRANSACTIONS

During the six months ended April 30, 2009, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $114,193,123 and $247,129,164, respectively.

3.    TRUSTEES AND OFFICERS

Certain Trustees and officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the "Advisor"), the investment advisor to the Fund, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

Each Trustee of the Trust who is not affiliated with the Advisor receives an annual retainer of $10,000, of which one-half is paid by the Fund. In addition, the Fund pays each such non-interested Trustee $600 for each Board meeting attended in person and by telephone.

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS TO THE FUND

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets.

In order to limit expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") pursuant to which the Advisor has agreed to reduce its fees and to reimburse other expenses until February 28, 2010, so that the total annual operating expenses of the
Fund, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (vi) dividend expense on short sales), incurred by the Fund during the term of the Expense Limitation Agreement ("Fund Operating Expenses") are limited to 1.40% of the Fund's average daily net assets. In determining the Fund Operating Expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements shall not be taken into account in determining the Fund Operating Expenses so as to benefit the Advisor. Finally, the operating expense limit excludes any "acquired fund fees and expenses" as that item is described in the Fund's propectus. Pursuant to the Expense Limitation Agreement, the Fund may reimburse the Advisor for any advisory fee reductions and other expenses assumed and paid by the Advisor during any of the previous three (3) years, less any reimbursements previously paid, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above.

As a result, the Advisor waived investment advisory fees of $534,033 for the six months ended April 30, 2009. Additionally, during the six months ended April 30, 2009, the Advisor refunded $142,417 of investment advisory fees earned during the year ended October 31, 2008. As of April 30, 2009, the amount of fee reductions available for recoupment by the Advisor totaled $742,610. As of April 30, 2009, the Advisor may recoup these fee reductions no later than the dates as stated below:

                     October 31, 2009         $     66,160
                     November 30, 2011             142,417
                     April 30, 2012                534,033
                                              ------------
                                              $    742,610
                                              ============

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related administrative services to the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.075% of the Fund's average daily net assets up to $500 million, 0.05% of such assets from $500 million to $1 billion, 0.035% of such assets from $1 billion to $2 billion and 0.03% of such assets in excess of $2 billion, subject to a minimum monthly fee of $1,500.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions. For these services, Ultimus receives a fee, payable monthly, at an annual rate of $18 for each direct account and $15 for certain accounts established through financial intermediaries, subject to a minimum fee of $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Rule 12b-1 Plan"), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets. During the six months ended April 30, 2009, the Fund paid $421,951 in distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD receives no compensation from the Fund for acting as principal underwriter.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    DIRECTED BROKERAGE ARRANGEMENTS

The Advisor has executed certain portfolio trades through brokers who paid a portion of the Fund's expenses. During the six months ended April 30, 2009, the Fund's expenses were reduced by $87,985 under these arrangements.

6.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.    LEGAL MATTERS

On July 14, 2008, the Trust's previous administrator filed suit against the Trust in state court in Nash County, North Carolina alleging that the Trust improperly terminated a service agreement between the parties. On December 22, 2008, the Trustees who are not "interested" persons of the Trust as such term is defined under the Investment Company Act of 1940, having evaluated the risks, benefits and costs of settling the litigation, determined that it was in the best interest of the Trust to settle the litigation on terms offered by the previous adminstrator. Therefore, the Fund paid $230,976 to the previous administrator in settlement of the litigation.

THE CHESAPEAKE CORE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2008) and held until the end of the period (April 30, 2009).

The table that follows illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CHESAPEAKE CORE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                    Beginning        Ending
                                  Account Value   Account Value    Expenses Paid
                                    November 1,     April 30,         During
                                       2008            2009           Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $ 1,000.00      $   925.70        $   6.02
Based on Hypothetical 5% Return
   (before expenses)               $ 1,000.00      $ 1,018.55        $   6.31
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.26% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC's website at http://www.sec.gov.

THE CHESAPEAKE CORE GROWTH FUND
IS A SERIES OF
GARDNER LEWIS INVESTMENT TRUST









FOR SHAREHOLDER SERVICE INQUIRIES:         FOR INVESTMENT ADVISOR INQUIRIES:

The Chesapeake Core Growth Fund            Gardner Lewis Asset Management
c/o Ultimus Fund Solutions, LLC            285 Wilmington-West Chester Pike
P.O. Box 46707                             Chadds Ford, Pennsylvania  19317
Cincinnati, Ohio 45246-0707

TOLL-FREE TELEPHONE:

1-800-430-3863

WORLD WIDE WEB @:

www.chesapeakefunds.com

================================================================================


                           THE CHESAPEAKE GROWTH FUND


                               SEMI-ANNUAL REPORT
                                 April 30, 2009
                                   (Unaudited)


         INVESTMENT ADVISOR                                 ADMINISTRATOR
         ------------------                                 -------------
GARDNER LEWIS ASSET MANAGEMENT, L.P.                 ULTIMUS FUND SOLUTIONS, LLC
  285 Wilmington-West Chester Pike                         P.O. Box 46707
  Chadds Ford, Pennsylvania 19317                    Cincinnati, Ohio 45246-0707
                                                           1-800-430-3863


================================================================================

--------------------------------------------------------------------------------
           THE CHESAPEAKE GROWTH FUND VS S&P 500(R) TOTAL RETURN INDEX
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)
                        AS OF APRIL 30, 2009 (UNAUDITED)

                              [BAR CHART OMITTED]

                                       The Chesapeake          S&P 500(R)
                                        Growth Fund       Total Return Index
    ------------------------------------------------------------------------
    Consumer Discretionary                  11.2%                  9.5%
    Consumer Staples                         2.4%                 12.0%
    Energy                                   6.0%                 12.5%
    Financials                              17.2%                 12.2%
    Health Care                             14.0%                 13.8%
    Industrials                              7.6%                 10.4%
    Information Technology                  33.3%                 18.4%
    Materials                                3.1%                  3.4%
    Telecommunication Services               3.4%                  3.7%
    Utilities                                0.0%                  4.0%
    Cash Equivalents                         1.8%                  0.0%
--------------------------------------------------------------------------------

                             TOP 10 EQUITY HOLDINGS
                           APRIL 30, 2009 (UNAUDITED)

            SECURITY DESCRIPTION                          % OF NET ASSETS
            ------------------------------------          ---------------
            QUALCOMM, Inc.                                      3.4%
            Bank of America Corp.                               3.4%
            Goldman Sachs Group, Inc. (The)                     3.3%
            Crown Holdings, Inc.                                3.1%
            Tower Group, Inc.                                   3.1%
            DIRECTV Group, Inc. (The)                           3.0%
            Express Scripts, Inc.                               2.9%
            Teva Pharmaceutical Industries Ltd.                 2.8%
            ESCO Technologies, Inc.                             2.8%
            Constant Contact, Inc.                              2.7%

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.2%
   MEDIA - 5.5%
      DIRECTV Group, Inc. (The) * ..................      11,810   $    292,061
      Dreamworks Animation SKG, Inc. - Class A * ...      10,155        243,822
                                                                   ------------
                                                                        535,883
                                                                   ------------
   SPECIALTY RETAIL - 5.7%
      Best Buy Co., Inc. ...........................       6,685        256,570
      GameStop Corp. - Class A * ...................       6,135        185,032
      Urban Outfitters, Inc. * .....................       5,690        110,898
                                                                   ------------
                                                                        552,500
                                                                   ------------
CONSUMER STAPLES - 2.4%
   FOOD PRODUCTS - 2.4%
      Dean Foods Co. * .............................      11,140        230,598
                                                                   ------------

ENERGY - 6.0%
   OIL, GAS & CONSUMABLE FUELS - 6.0%
      Anadarko Petroleum Corp. .....................       3,530        152,002
      Goodrich Petroleum Corp. * ...................       9,120        209,122
      Range Resources Corp. ........................       5,550        221,833
                                                                   ------------
                                                                        582,957
                                                                   ------------
FINANCIALS - 17.2%
   CAPITAL MARKETS - 7.3%
      Goldman Sachs Group, Inc. (The) ..............       2,492        320,222
      T. Rowe Price Group, Inc. ....................       5,375        207,045
      TD Ameritrade Holding Corp. * ................      11,775        187,340
                                                                   ------------
                                                                        714,607
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 5.1%
      Bank Of America Corp. ........................      36,637        327,169
      CME Group, Inc. ..............................         772        170,882
                                                                   ------------
                                                                        498,051
                                                                   ------------
   INSURANCE - 3.1%
      Tower Group, Inc. ............................      11,065        300,857
                                                                   ------------

   REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
      CB Richard Ellis Group, Inc. - Class A * .....      22,045        165,338
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 98.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 14.0%
   BIOTECHNOLOGY - 1.6%
      Siga Technologies, Inc. * ....................      25,030   $    155,186
                                                                   ------------

   HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
      ResMed, Inc. * ...............................       4,355        167,449
      Symmetry Medical, Inc. * .....................      17,180        124,727
                                                                   ------------
                                                                        292,176
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES - 6.6%
      Express Scripts, Inc. * ......................       4,385        280,508
      HealthSpring, Inc. * .........................       8,900         82,147
      Humana, Inc. * ...............................       8,910        256,430
      IPC The Hospitalist Co., Inc. * ..............       1,065         19,522
                                                                   ------------
                                                                        638,607
                                                                   ------------
   PHARMACEUTICALS - 2.8%
      Teva Pharmaceutical Industries Ltd. - ADR ....       6,255        274,532
                                                                   ------------

INDUSTRIALS - 7.6%
   AEROSPACE & DEFENSE - 1.6%
      Precision Castparts Corp. ....................       2,085        156,083
                                                                   ------------

   AIRLINES - 1.3%
      Continental Airlines, Inc. - Class B * .......      12,315        129,554
                                                                   ------------

   CONSTRUCTION & ENGINEERING - 1.0%
      URS Corp. * ..................................       2,185         96,271
                                                                   ------------

   MACHINERY - 2.8%
      ESCO Technologies, Inc. * ....................       6,560        272,765
                                                                   ------------

   PROFESSIONAL SERVICES - 0.9%
      Acacia Research Corp. * ......................      20,410         88,375
                                                                   ------------

INFORMATION TECHNOLOGY - 33.3%
   COMMUNICATIONS EQUIPMENT - 6.2%
      Arris Group, Inc. * ..........................      15,000        160,050
      Corning, Inc. ................................       8,195        119,811
      QUALCOMM, Inc. ...............................       7,775        329,038
                                                                   ------------
                                                                        608,899
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 98.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 33.3% (CONTINUED)
   COMPUTERS & PERIPHERALS - 4.0%
      Apple, Inc. * ................................       1,905   $    239,706
      Hewlett-Packard Co. ..........................       4,140        148,957
                                                                   ------------
                                                                        388,663
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 6.1%
      Constant Contact, Inc. * .....................      16,783        267,353
      Equinix, Inc. * ..............................       2,525        177,331
      Google, Inc. - Class A * .....................         374        148,093
                                                                   ------------
                                                                        592,777
                                                                   ------------
   IT SERVICES - 2.5%
      Integral Systems, Inc. * .....................       9,405         62,355
      MasterCard, Inc. - Class A ...................       1,016        186,385
                                                                   ------------
                                                                        248,740
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
      Applied Materials, Inc. ......................       8,230        100,488
      Lam Research Corp. * .........................       4,860        135,497
      MEMC Electronic Materials, Inc. * ............       9,845        159,489
      Tessera Technologies, Inc. * .................      10,745        150,860
                                                                   ------------
                                                                        546,334
                                                                   ------------
   SOFTWARE - 8.9%
      Activision Blizzard, Inc. * ..................      16,871        181,701
      BMC Software, Inc. * .........................       7,165        248,410
      MICROS Systems, Inc. * .......................       7,815        163,959
      Net 1 UEPS Technologies, Inc. * ..............       9,160        151,140
      salesforce.com, inc. * .......................       2,770        118,584
                                                                   ------------
                                                                        863,794
                                                                   ------------
MATERIALS - 3.1%
   CONTAINERS & PACKAGING - 3.1%
      Crown Holdings, Inc. * .......................      13,810        304,510
                                                                   ------------

TELECOMMUNICATION SERVICES - 1.5%
   WIRELESS TELECOMMUNICATION SERVICES - 1.5%
      Crown Castle International Corp. * ...........       5,900        144,668
                                                                   ------------

TELECOMMUNICATIONS SERVICES - 2.0%
   WIRELESS TELECOMMUNICATIONS SERVICES - 2.0%
      Millicom International Cellular S.A. .........       3,915        189,721
                                                                   ------------

TOTAL COMMON STOCKS (Cost $11,092,799) .............               $  9,572,446
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 3.1%                                 SHARES       VALUE
--------------------------------------------------------------------------------
Evergreen Institutional Money Market Fund -
   Institutional Class, 0.57% (a) (Cost $305,037) ..     305,037   $    305,037
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 101.4% (Cost $11,397,836)             $  9,877,483

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4%) .....                   (133,641)
                                                                   ------------

TOTAL NET ASSETS - 100.0% ..........................               $  9,743,842
                                                                   ============

ADR - American Depositary Receipt.

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2009.

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2009 (UNAUDITED)
========================================================================================
ASSETS
Investments in securities:
   At acquisition cost                                                    $   11,397,836
                                                                          ==============
   At value (Note 1)                                                      $    9,877,483
Dividends receivable                                                               1,281
Receivable for investment securities sold                                        139,433
Due from Advisor (Note 4)                                                          1,578
Other assets                                                                      12,303
                                                                          --------------
   TOTAL ASSETS                                                               10,032,078
                                                                          --------------

LIABILITIES
Payable for investment securities purchased                                      266,257
Payable to Administrator (Note 4)                                                  6,330
Accrued distribution and service plan fees (Note 4)                                1,235
Accrued Trustees' fees (Note 3)                                                    2,222
Other accrued expenses                                                            12,192
                                                                          --------------
   TOTAL LIABILITIES                                                             288,236
                                                                          --------------

NET ASSETS                                                                $    9,743,842
                                                                          ==============

NET ASSETS CONSIST OF:
Paid-in capital                                                           $   76,969,307
Accumulated net investment loss                                                  (50,916)
Accumulated net realized losses from security transactions                   (65,654,196)
Net unrealized depreciation on investments                                    (1,520,353)
                                                                          --------------
NET ASSETS                                                                $    9,743,842
                                                                          ==============

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares                             $    7,327,790
                                                                          ==============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                                    784,357
                                                                          ==============
Net asset value, offering price and redemption price per share (Note 1)   $         9.34
                                                                          ==============

PRICING OF CLASS A INVESTOR SHARES
Net assets applicable to Class A Investor shares                          $    2,416,052
                                                                          ==============
Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                                  276,449
                                                                          ==============
Net asset value, offering price and redemption price per share (Note 1)   $         8.74
                                                                          ==============

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
==========================================================================================
INVESTMENT INCOME
   Dividends (Net of foreign tax witholding of $273)                          $     27,462
                                                                              ------------

EXPENSES
   Investment advisory fees (Note 4)                                                43,563
   Fund accounting fees (Note 4)                                                    18,379
   Professional fees                                                                18,048
   Transfer agent fees, Institutional (Note 4)                                       7,500
   Transfer agent fees, Class A Investor (Note 4)                                    3,000
   Administration fees (Note 4)                                                      9,000
   Registration fees, Common                                                         5,939
   Registration fees, Class A Investor                                               1,580
   Trustees' fees (Note 3)                                                           7,500
   Litigation settlement (Note 7)                                                    4,024
   Compliance service fees (Note 3)                                                  4,017
   Postage and supplies                                                              3,451
   Custodian and bank service fees                                                   2,675
   Distribution and service plan fees, Class A Investor (Note 4)                     1,573
   Insurance expense                                                                 1,436
   Other expenses                                                                   10,357
                                                                              ------------
      TOTAL EXPENSES                                                               142,042
   Fees waived and expenses reimbursed by the Advisor (Note 4)                     (53,536)
   Institutional shares expenses reimbursed by Advisor (Note 4)                     (4,179)
   Class A Investor shares expenses reimbursed by Advisor (Note 4)                  (1,053)
   Refund of investment advisory fees previously earned by Advisor (Note 4)         (2,784)
   Fees paid indirectly through a directed brokerage arrangement (Note 5)           (2,112)
                                                                              ------------
      NET EXPENSES                                                                  78,378
                                                                              ------------

NET INVESTMENT LOSS                                                                (50,916)
                                                                              ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions                               (1,998,721)
   Net change in unrealized appreciation/depreciation on investments             2,146,728
                                                                              ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                   148,007
                                                                              ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $     97,091
                                                                              ============

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================================
                                                                                              SIX MONTHS         YEAR
                                                                                                 ENDED          ENDED
                                                                                            APRIL 30, 2009    OCTOBER 31,
                                                                                              (UNAUDITED)        2008
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                                                       $    (50,916)   $   (116,535)
   Net realized gains (losses) from security transactions                                      (1,998,721)          2,737
   Net change in unrealized appreciation/depreciation on investments                            2,146,728      (8,050,618)
                                                                                             ------------    ------------
Net increase (decrease) in net assets from operations                                              97,091      (8,164,416)
                                                                                             ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
   Net assets received in conjunction with fund merger (Note 1)                                        --       6,516,127
   Proceeds from shares sold                                                                       57,732         667,902
   Payments for shares redeemed                                                                  (420,489)       (406,882)
                                                                                             ------------    ------------
Net increase (decrease) in net assets from Institutional shares capital share transactions       (362,757)      6,777,147
                                                                                             ------------    ------------

CLASS A INVESTOR SHARES
   Proceeds from shares sold                                                                           --          86,204
   Payments for shares redeemed                                                                  (301,315)       (210,181)
                                                                                             ------------    ------------
Net decrease in net assets from Class A Investor shares capital share transactions               (301,315)       (123,977)
                                                                                             ------------    ------------

TOTAL DECREASE IN NET ASSETS                                                                     (566,981)     (1,511,246)

NET ASSETS
   Beginning of period                                                                         10,310,823      11,822,069
                                                                                             ------------    ------------
   End of period                                                                             $  9,743,842    $ 10,310,823
                                                                                             ============    ============

ACCUMULATED NET INVESTMENT LOSS                                                              $    (50,916)   $         --
                                                                                             ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
INSTITUTIONAL SHARES
   Shares issued in conjunction with fund merger (Note 1)                                              --         430,027
   Shares sold                                                                                      6,982          48,607
   Shares redeemed                                                                                (53,936)        (30,531)
                                                                                             ------------    ------------
   Net increase (decrease) in shares outstanding                                                  (46,954)        448,103
   Shares outstanding, beginning of period                                                        831,311         383,208
                                                                                             ------------    ------------
   Shares outstanding, end of period                                                              784,357         831,311
                                                                                             ============    ============

CLASS A INVESTOR SHARES
   Shares sold                                                                                         --           6,618
   Shares redeemed                                                                                (42,477)        (16,438)
                                                                                             ------------    ------------
   Net decrease in shares outstanding                                                             (42,477)         (9,820)
   Shares outstanding, beginning of period                                                        318,926         328,746
                                                                                             ------------    ------------
   Shares outstanding, end of period                                                              276,449         318,926
                                                                                             ============    ============

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND - INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS
==================================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                           YEARS ENDED OCTOBER 31,
                                                   APRIL 30, 2009   --------------------------------------------------------------
                                                     (UNAUDITED)       2008         2007         2006         2005         2004
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               $     9.12     $    17.07   $    12.58   $    11.84   $    10.33   $    10.09
                                                     ----------     ----------   ----------   ----------   ----------   ----------

Income (loss) from investment operations:
   Net investment loss                                    (0.05)         (0.08)       (0.31)       (0.27)       (0.16)       (0.14)
   Net realized and unrealized gains (losses)
      on investments                                       0.27          (7.87)        4.80         1.01         1.67         0.38
                                                     ----------     ----------   ----------   ----------   ----------   ----------
Total from investment operations                           0.22          (7.95)        4.49         0.74         1.51         0.24
                                                     ----------     ----------   ----------   ----------   ----------   ----------

Net asset value at end of period                     $     9.34     $     9.12   $    17.07   $    12.58   $    11.84   $    10.33
                                                     ==========     ==========   ==========   ==========   ==========   ==========

Total return (a)                                          2.41%(c)     (46.57%)      35.69%        6.25%       14.62%        2.28%
                                                     ==========     ==========   ==========   ==========   ==========   ==========

Net assets at end of period (000's)                  $    7,328     $    7,585   $    6,542   $    9,297   $   17,012   $   21,282
                                                     ==========     ==========   ==========   ==========   ==========   ==========

Ratio of gross expenses to average net assets (b)         3.20%(d)       2.44%        2.97%        2.11%        1.97%        1.77%

Ratio of net expenses to average net assets               1.73%(d)       1.59%        2.91%        2.05%        1.94%        1.70%

Ratio of net investment loss to average net assets       (1.10%)(d)     (0.86%)      (2.02%)      (1.46%)      (1.22%)      (1.28%)

Portfolio turnover rate                                     36%(c)        113%          73%          71%          78%          78%
----------------------------------------------------------------------------------------------------------------------------------

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Ratios were determined based on expenses prior to any reductions for waivers of advisory fees or prior advisory fees refunded by the Advisor and/or expense reimbursements through a directed brokerage arrangement (Notes 4 and 5).

(c)   Not annualized

(d)   Annualized.

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND - CLASS A INVESTOR SHARES
FINANCIAL HIGHLIGHTS
==================================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                           YEARS ENDED OCTOBER 31,
                                                   APRIL 30, 2009   --------------------------------------------------------------
                                                     (UNAUDITED)       2008         2007         2006         2005         2004
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               $     8.55     $    16.06   $    11.87   $    11.14   $     9.75   $     9.54
                                                     ----------     ----------   ----------   ----------   ----------   ----------

Income (loss) from investment operations:
   Net investment loss                                    (0.05)         (0.16)       (0.35)       (0.24)       (0.19)       (0.17)
   Net realized and unrealized gains (losses)
      on investments                                       0.24          (7.35)        4.54         0.97         1.58         0.38
                                                     ----------     ----------   ----------   ----------   ----------   ----------
Total from investment operations                           0.19          (7.51)        4.19         0.73         1.39         0.21
                                                     ----------     ----------   ----------   ----------   ----------   ----------

Net asset value at end of period                     $     8.74     $     8.55   $    16.06   $    11.87   $    11.14   $     9.75
                                                     ==========     ==========   ==========   ==========   ==========   ==========

Total return (a)                                          2.22%(c)     (46.76%)      35.30%        6.55%       14.26%        1.99%
                                                     ==========     ==========   ==========   ==========   ==========   ==========

Net assets at end of period (000's)                  $    2,416     $    2,725   $    5,280   $    4,213   $    4,999   $    6,778
                                                     ==========     ==========   ==========   ==========   ==========   ==========

Ratio of gross expenses to average net assets (b)         3.42%(d)       2.71%        3.21%        2.39%        2.22%        2.02%

Ratio of net expenses to average net assets               1.99%(d)       1.89%        3.15%        2.30%        2.19%        1.95%

Ratio of net investment loss to average net assets       (1.36%)(d)     (1.16%)      (2.26%)      (1.71%)      (1.46%)      (1.54%)

Portfolio turnover rate                                     36%(c)        113%          73%          71%          78%          78%
----------------------------------------------------------------------------------------------------------------------------------

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Ratios were determined based on expenses prior to any reductions for waivers of advisory fees or prior advisory fees refunded by the Advisor and/or expense reimbursements through a directed brokerage arrangement (Notes 4 and 5).

(c)   Not annualized

(d)   Annualized.

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Chesapeake Growth Fund (the "Fund") is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

      The investment  objective of the Fund is to seek capital  appreciation  by
      investing   primarily   in  equity   securities   of   medium   and  large
      capitalization companies.

      The Fund currently offers two classes of shares: Institutional shares (sold without any sales loads or distribution fees) and Class A Investor shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Class A Investor shares). Each class of shares represents an interest in the same portfolio of investments, has the same rights and is identical in all material respects except that (1) Class A Investor shares bear distribution fees; (2) certain other class-specific expenses will be born solely by the class to which such expenses are attributable; and (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

      On June 26, 2008, the Fund consummated a tax-free merger with the Chesapeake Aggressive Growth Fund (the "Aggressive Growth Fund"), previously a series of the Trust. Pursuant to the terms of the agreement governing the merger, each share of the Aggressive Growth Fund was converted into an equivalent dollar amount of shares of the Institutional shares of the Fund, based on the net asset value of the Institutional shares of the Fund and the Aggressive Growth Fund as of June 25, 2008 ($15.15 and $8.70, respectively), resulting in a conversion ratio of
      0.57404498 shares of the Institutional shares of the Fund for each share of the Aggressive Growth Fund. The Fund thus issued 430,027 Institutional class shares to shareholders of the Aggressive Growth Fund. Net assets of the Fund and the Aggressive Growth Fund as of the merger date were $11,019,264 and $6,516,127, including unrealized appreciation of $1,116,348 and $848,350, respectively. In addition, the Aggressive Growth Fund's net assets included accumulated net realized losses of $211,500. Total net assets of the Fund immediately after the merger were $17,535,391.

      SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Trust's Board of Trustees (the "Board"). Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time;
      (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

      Various  inputs  are  used  in   determining   the  value  of  the  Fund's
      investments. These inputs are summarized in the three broad levels listed below:

            o Level 1 - quoted prices in active markets for identical securities
            o     Level 2 - other significant observable inputs
            o     Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

            Level 1 - Quoted prices                         $9,877,483
            Level 2 - Other significant observable inputs           --
            Level 3 - Significant unobservable inputs               --
                                                            ----------
            Total                                           $9,877,483
                                                            ==========

      SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund's assets attributable to that class, minus liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of shares is equal to the net asset value per share.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

      COMMON EXPENSES - Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Board.

      DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are generally declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. There were no distributions paid during the periods ended April 30, 2009 and October 31, 2008.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses of the Fund which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

      ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of April 30, 2009:

            Cost of portfolio investments              $ 11,499,316
                                                       ============
            Gross unrealized appreciation              $    890,589
            Gross unrealized depreciation                (2,512,422)
                                                       ------------
            Net unrealized depreciation                $ (1,621,833)
            Capital loss carryforwards                  (63,650,683)
            Other losses                                 (1,952,949)
                                                       ------------
            Accumulated deficit                        $(67,225,465)
                                                       ============

      The   difference   between  the  federal  income  tax  cost  of  portfolio
      investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are due to the tax deferral of losses on wash sales.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      As of October 31, 2008, the Fund had the following capital loss carryforwards for federal income tax purposes:

                                              Expires
                             Amount         October 31,
                          -----------------------------

                          $  37,850,727         2009
                             25,518,104         2010
                                281,852         2016
                          -------------
                          $  63,650,683
                          =============

      These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

      FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. As required by FIN 48, management has analyzed the Fund's tax positions taken on Federal income tax returns for all open tax years (tax years ended October 31, 2005 though October 31, 2008) and has concluded that no provision for income tax is required in these financial statements.

2.    INVESTMENT TRANSACTIONS

      During the six months ended April 30, 2009, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $3,196,012 and $3,698,420, respectively.

3.    TRUSTEES AND OFFICERS

      Certain Trustees and officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the "Advisor"), the investment advisor to the Fund, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

      Each Trustee of the Trust who is not affiliated with the Advisor receives an annual retainer of $10,000, of which one-half is paid by the Fund. In addition, the Fund pays each such non-interested Trustee $600 for each Board meeting attended in person and by telephone.

      The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    TRANSACTIONS WITH AFFILIATES AND SERVICE PROVIDERS

      INVESTMENT ADVISORY AGREEMENT
      Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets.

      Pursuant to a Fee Reduction Agreement, effective March 1, 2009, the Advisor has contractually agreed to reduce its advisory fees and to assume other expenses of the Fund until February 28, 2010 so long as the Fund's net assets are less than $11 million and the aggregate expenses of every character, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, and
      (vi) dividend expense on short sales), for Institutional shares and Class A Investor shares do not exceed 2.75% and 3.00% ("Fund Operating Expenses"), respectively, of average daily net assets. In determining Fund Operating Expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements shall not be taken into account in determining the Fund Operating Expenses so as to benefit the Advisor. Finally, the operating expense limit excludes any "acquired fund fees and expenses" as that term is described in the Fund's prospectus. Prior to March 1, 2009, the Advisor contractually agreed pursuant to an Expense Limitation Agreement (which expired February 28, 2009) to reduce its fees and assume other expenses of the Fund to limit the ratios of total ordinary operating expenses for Institutional shares and Class A Investor shares to 1.39% and 1.64%, respectively, of average daily net assets. Accordingly, during the six months ended April 30, 2009, the Advisor waived all of its investment advisory fees in the amount of $43,563 and reimbursed other Fund operating expenses totaling $9,973. The Advisor also reimbursed $4,179 of Institutional shares expenses and $1,053 of Class A Investor shares expenses. Additionally, during the six months ended April 30, 2009, the Advisor refunded $2,784 of investment advisory fees earned during the year ended October 31, 2008.

      Pursuant to each of the Fee Reduction Agreement and Expense Limitation Agreements, the Advisor may recoup from the Fund any advisory fee reductions and expense reimbursements by the Advisor pursuant to such arrangements for a period of three years from such fee reduction or expense reimbursement, provided that the Fund is able to make such repayment without causing the total ordinary operating expenses of the Fund to exceed the limitations set forth above. As of April 30, 2009, the amount of fee reductions and expense reimbursements available for recoupment by the Advisor totaled $158,970. As of April 30, 2009, the Advisor may recoup these fee reductions and expense reimbursements no later than the dates as stated below:

                  October 31, 2011                $     97,418
                  November 30, 2011                      2,784
                  April 30, 2012                        58,768
                                                  ------------
                                                  $    158,970
                                                  ============

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      ADMINISTRATION AGREEMENT
      Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related administrative services to the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.075% of the Fund's average daily net assets up to $500 million, 0.05% of such assets from $500 million to $1 billion, 0.035% of such assets from $1 billion to $2 billion and 0.03% of such assets in excess of $2 billion, subject to a minimum monthly fee of $1,500.

      FUND ACCOUNTING AGREEMENT
      Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share for each class and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $3,000 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

      TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
      Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions. For these services, Ultimus receives a fee from each class of shares, payable monthly, at an annual rate of $18 for each direct account and $15 for certain accounts established through financial intermediaries; provided, however, that the minimum monthly fee for the first class of shares is $1,000 for that class of shares if such class has 25 accounts or less, $1,250 if such class has more than 25 accounts but less than 100 accounts and $1,500 per month if such class has 100 accounts or more. The minimum monthly fee is $500 for each additional class of shares. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

      DISTRIBUTION AND SERVICE FEES
      The Trust has adopted a distribution plan for Class A Investor shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Rule 12b-1 Plan"), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets allocable to Class A Investor shares. During the six months ended April 30, 2009, Class A Investor shares incurred $1,573 in distribution and service fees under the Rule 12b-1 Plan.

      DISTRIBUTION AGREEMENT
      Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD receives no compensation from the Fund for acting as principal underwriter.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    DIRECTED BROKERAGE ARRANGEMENTS

      The Advisor has executed certain portfolio trades through brokers who paid a portion of the Fund's expenses. During the six months ended April 30, 2009, the Fund's expenses were reduced by $2,112 under these arrangements.

6.    CONTINGENCIES AND COMMITMENTS

      The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.    LEGAL MATTERS

      On July 14, 2008, the Trust's previous administrator filed suit against the Trust in state court in Nash County, North Carolina alleging that the Trust improperly terminated a service agreement between the parties. On December 22, 2008, the Trustees who are not "interested" persons of the Trust as such term is defined under the Investment Company Act of 1940, having evaluated the risks, benefits and costs of settling the litigation, determined that it was in the best interest of the Trust to settle the litigation on terms offered by the previous administrator. Therefore, the Fund paid $4,024 to the previous administrator in settlement of the litigation.

THE CHESAPEAKE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (Rule 12b-1, if applicable to your class) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2008) and held until the end of the period (April 30, 2009).

The table that follows illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CHESAPEAKE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value   Account Value   Expenses Paid
                                   Nov. 1, 2008   Apr. 30, 2009   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $ 1,024.10         $8.68
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00       $ 1,016.22         $8.65
--------------------------------------------------------------------------------
* Expenses are equal to Institutional's annualized expense ratio of 1.73% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CLASS A INVESTOR SHARES
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value   Account Value   Expenses Paid
                                   Nov. 1, 2008   Apr. 30, 2009   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $ 1,022.20         $9.98
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00       $ 1,014.93         $9.94
--------------------------------------------------------------------------------
* Expenses are equal to Class A Investor's annualized expense ratio of 1.99% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE CHESAPEAKE GROWTH FUND
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Trust files a complete listing of portfolio holdings with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll free at 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC's website at http://www.sec.gov.

THE CHESAPEAKE GROWTH FUND
IS A SERIES OF
GARDNER LEWIS INVESTMENT TRUST

FOR SHAREHOLDER SERVICE INQUIRIES:       FOR INVESTMENT ADVISOR INQUIRIES:

The Chesapeake Growth Fund               Gardner Lewis Asset Management
c/o Ultimus Fund Solutions, LLC          285 Wilmington-West Chester Pike
P.O. Box 46707                           Chadds Ford, Pennsylvania 19317
Cincinnati, Ohio 45246-0707

TOLL-FREE TELEPHONE:

1-800-430-3863

WORLD WIDE WEB @:

www.chesapeakefunds.com

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board off trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(a) under the Act.

(b) Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Gardner Lewis Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*     /s/ W. Whitfield Gardner
                           -----------------------------------------------------
                              W. Whitfield Gardner, Chairman and Chief Executive
                              Officer (Principal Executive Officer)

Date          June 19, 2009
         -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ W. Whitfield Gardner
                           -----------------------------------------------------
                              W. Whitfield Gardner, Chairman and Chief Executive
                              Officer (Principal Executive Officer)

Date          June 19, 2009
         -------------------------

By (Signature and Title)*     /s/ Mark J. Seger
                           -----------------------------------------------------
                              Mark J. Seger, Treasurer (Principal Financial
                              Officer)

Date          June 19, 2009
         -------------------------

* Print the name and title of each signing officer under his or her signature.